Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Resident Fees and Services Revenue

The following table disaggregates the Company’s resident fees and services according to whether such revenue relates to amortization of non-refundable entrance fees, room and rents, or ancillary and other services (in thousands):

	Three Months Ended June 30,
	2026		2025
	Amount	Percent of Total	Amount	Percent of Total
Room and rents	$169,156	78%	$111,737	75%
Non-refundable entrance fee amortization	27,808	13%	23,652	16%
Ancillary and other services	19,492	9%	13,466	9%
Resident fees and services	$216,456	100%	$148,855	100%

	Six Months Ended June 30,
	2026		2025
	Amount	Percent of Total	Amount	Percent of Total
Room and rents	$333,523	80%	$232,147	78%
Non-refundable entrance fee amortization	55,010	13%	47,658	16%
Ancillary and other services	28,268	7%	17,977	6%
Resident fees and services	$416,801	100%	$297,782	100%

The following tables disaggregate the Company’s resident fees and services according to whether such revenue relates to amortization of non-refundable entrance fees, room and board, or ancillary and other services (in thousands):

	Year Ended December 31,
	2025		2024
		Percent of		Percent of
	Amount	Total	Amount	Total
Room and board	$488,366	80.8%	$463,938	81.6%
Non-refundable entrance fee amortization	98,912	16.4%	88,995	15.7%
Ancillary and other services	16,711	2.8%	15,542	2.7%
Total resident fees and services	$603,989	100.0%	$568,475	100.0%

Schedule of Opening and Closing Balances of Accounts Receivable, Net	The opening and closing balances of accounts receivable, net were as follows (in thousands):

Closing balance - December 31, 2025	$19,431
Closing balance - June 30, 2026	24,076
Change	$4,645

The opening and closing balances of accounts receivable, net were as follows (in thousands):

Opening balance – December 31, 2023	$19,970
Closing balance – December 31, 2024	19,697
Change	$(273)
Opening balance – December 31, 2024	$19,697
Closing balance – December 31, 2025	19,431
Change	$(266)

Schedule of Adjustments to Allowances for Credit Losses

The following is a summary of the Company’s adjustments to allowances for credit losses (in thousands):

Opening balance - December 31, 2024	$2,243
Additional allowance	2,269
Write-offs, recoveries, and other adjustments	(2,494)
Closing balance - December 31, 2025	$2,018

Opening balance - December 31, 2025	$2,018
Additional allowance	2,219
Write-offs, recoveries, and other adjustments	(714)
Closing balance - June 30, 2026	$3,523

The following is a summary of the Company’s adjustments to allowances for credit losses (in thousands):

Opening balance – December 31, 2023	$2,282
Additional allowance	2,494
Write-offs, recoveries, and other adjustments	(2,533)
Closing balance – December 31, 2024	$2,243
Opening balance – December 31, 2024	$2,243
Additional allowance	2,269
Write-offs, recoveries, and other adjustments	(2,494)
Closing balance – December 31, 2025	$2,018

Schedule of Concentration of Credit Risk

The following table provides information regarding the Company’s concentrations with respect to certain states, operators, and properties; the information provided is presented as percentages of the Company’s total gross real estate assets and revenues:

	Percentage of Gross Real Estate Assets		Percentage of Total Revenues
	June 30,	December 31,	Three Months Ended June 30,		Six Months Ended June 30,
Concentration	2026	2025	2026	2025	2026	2025
State:
Florida	51	68	50	64	51	64
Texas	11	2	13	4	13	4
Pennsylvania	11	15	12	16	12	16
Operator:
LCS	66	86	65	84	66	84
Sunrise Senior Living	10	14	12	16	13	16
Ciel Senior Living	11	—	10	—	10	—
Property:
Freedom Plaza Sun City Center	8	11	7	9	7	9
Cypress Village	7	10	7	9	7	9

The following table provides information regarding the Company’s concentrations for Medicare and Medicaid as percentages of total revenues:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Medicare	12%	16%	13%	16%
Medicaid	1%	2%	1%	2%

	Percentage of Gross		Percentage of
	Real Estate Assets		Total Revenues
			Year Ended
	December 31,		December 31,
Concentration	2025	2024	2025	2024
State:
Florida	68	68	64	65
Pennsylvania	15	16	16	16
Operator:
LCS	86	86	84	84
Sunrise	14	14	16	16